REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 0	$ 0	$ 0
Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	12,943,433	9,315,708	42,503,233	51,577,737	$ 119,796,571
Total revenues	12,976,206	9,335,372	42,596,673	51,626,779	119,825,847
Galaxy Digital Holdings, LP | Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues	12,971,529	9,302,569	42,497,063	51,565,491	119,785,259
Galaxy Digital Holdings, LP | Data Centers
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues	4,677	32,803	99,610	61,288	40,588
Galaxy Digital Holdings, LP | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	12,944,848	9,284,283	42,410,806	51,520,590	119,755,983
Total revenues	12,971,529	9,302,569	42,497,063	51,565,491	119,785,259
Galaxy Digital Holdings, LP | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Total revenues	0	0	0	0	0
Galaxy Digital Holdings, LP | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(1,415)	31,425	92,427	57,147	40,588
Total revenues	4,677	32,803	99,610	61,288	40,588
Galaxy Digital Holdings, LP | Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	12,849,568	9,257,178	42,155,920	51,488,120	119,724,879
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	12,849,568	9,257,178	42,155,920	51,488,120	119,724,879
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Galaxy Digital Holdings, LP | Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,517	28,128	103,194	50,811	34,271
Galaxy Digital Holdings, LP | Fees | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	14,580	18,854	74,962	29,240	31,104
Galaxy Digital Holdings, LP | Fees | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Galaxy Digital Holdings, LP | Fees | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(3,063)	9,274	28,232	21,571	3,167
Galaxy Digital Holdings, LP | Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	71,112	10,274	180,814	5,685	7,510
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	80,700	8,251	179,924	3,230	0
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(9,588)	2,023	890	2,455	7,510
Galaxy Digital Holdings, LP | Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,236	20,128	63,305	33,121	29,911
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0	0
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,236	20,128	63,305	33,121	29,911
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	5,364	2,910	7,951	982	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	1,055	2,910	5,852	982	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	4,309	0	2,099	0	0
Galaxy Digital Holdings, LP | Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	27,409	16,754	85,489	48,060	29,276
Galaxy Digital Holdings, LP | Lending | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	25,626	15,376	80,405	43,919	29,276
Galaxy Digital Holdings, LP | Lending | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0	0
Galaxy Digital Holdings, LP | Lending | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	$ 1,783	$ 1,378	$ 5,084	$ 4,141	$ 0